Reverse Merger with Alcobra Ltd. (Details Textual)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Amiservice [Member]
Business Acquisition [Line Items]
Equity method investment, description	Assets acquired in the merger included an intangible asset consisting of in-process research and development for proprietary drug technology called ADAIR. At the closing date of the reverse merger, we entered into an agreement with Amiservice to which we agreed to transfer certain intellectual property related to ADAIR in exchange for a minority equity stake in a company to be formed by Amiservice for the purpose of acquiring the ADAIR assets. The agreement is subject to certain closing conditions that have not been met. The Company determined that the asset met the classification criteria as held for sale in accordance with related accounting guidance when acquired and remained held for sale at December 31, 2017
Alcobra [Member]
Business Acquisition [Line Items]
Total fair value of consideration paid	$ 40,841,000
Shares outstanding as on merger date | shares	3,997,000
Closing price as on merger date | $ / shares	$ 10.22
Charge to additional paid in capital	$ 5,295,000
Payments for merger related costs	$ 1,734,000